Quarterly Report
September 30, 2021
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q1

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	83,881	$21,985,210
Kratos Defense & Security Solutions, Inc. (a)	173,157	3,863,133
		$25,848,343
Airlines – 1.3%
JetBlue Airways Corp. (a)	886,173	$13,549,585
Apparel Manufacturers – 1.6%
On Holding AG (a)	110,707	$3,335,602
Skechers USA, Inc., “A” (a)	323,473	13,624,683
		$16,960,285
Automotive – 0.7%
Visteon Corp. (a)	79,728	$7,525,526
Biotechnology – 6.0%
Abcam PLC (a)	420,591	$8,364,109
Adaptive Biotechnologies Corp. (a)	136,441	4,637,630
AlloVir, Inc. (a)	177,288	4,442,837
Amicus Therapeutics, Inc. (a)	198,828	1,898,807
BioAtla, Inc. (a)	112,804	3,320,950
BioXcel Therapeutics, Inc. (a)	95,712	2,904,859
BridgeBio Pharma, Inc. (a)	102,956	4,825,548
Immunocore Holdings PLC, ADR (a)	76,914	2,851,202
Lyell Immunopharma, Inc. (a)	224,991	3,329,867
MaxCyte, Inc. (a)	359,390	4,388,152
Neurocrine Biosciences, Inc. (a)	40,909	3,923,582
Olink Holding AB (a)(l)	112,160	2,719,880
Prelude Therapeutics, Inc. (a)	108,881	3,402,531
Recursion Pharmaceuticals, Inc. (a)	203,941	4,692,682
Sana Biotechnology, Inc. (a)	173,522	3,907,716
Twist Bioscience Corp. (a)	46,741	4,999,885
		$64,610,237
Brokerage & Asset Managers – 4.8%
Focus Financial Partners, “A” (a)	338,707	$17,738,086
GCM Grosvenor, Inc.	263,393	3,034,287
GCM Grosvenor, Inc. (PIPE) (a)	521,924	6,012,565
Hamilton Lane, Inc., “A”	164,938	13,990,041
WisdomTree Investments, Inc.	1,870,851	10,607,725
		$51,382,704
Business Services – 13.2%
Endava PLC, ADR (a)	93,397	$12,687,983
EVO Payments, Inc., “A” (a)	684,331	16,204,958
ExlService Holdings, Inc. (a)	126,020	15,515,582
Keywords Studios PLC (a)	372,834	14,628,624
LegalZoom.com, Inc. (a)	266,211	7,027,970
Nuvei Corp. (a)	146,221	16,891,450
Payoneer Global, Inc. (a)	980,570	8,383,874
Remitly Global, Inc. (a)	251,900	9,244,730
TaskUs, Inc., “A” (a)	117,211	7,779,294
Thoughtworks Holding, Inc. (a)	351,316	10,086,282
TriNet Group, Inc. (a)	99,186	9,381,012
WNS (Holdings) Ltd., ADR (a)	166,795	13,643,831
		$141,475,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.0%
Ingevity Corp. (a)	153,763	$10,974,065
Computer Software – 11.2%
8x8, Inc. (a)	358,564	$8,386,812
Alkami Technology, Inc. (a)	378,073	9,330,842
Avalara, Inc. (a)	29,170	5,098,041
Definitive Healthcare Corp. (a)	55,936	2,395,739
DoubleVerify Holdings, Inc. (a)	279,124	9,534,876
Everbridge, Inc. (a)	96,990	14,649,370
nCino, Inc. (a)	111,811	7,941,935
Open Lending Corp., “A” (a)	292,661	10,556,282
Pagerduty, Inc. (a)	228,643	9,470,393
Paycor HCM, Inc. (a)	351,175	12,347,313
Paylocity Holding Corp. (a)	41,083	11,519,673
Ping Identity Holding Corp. (a)	293,896	7,221,025
Procore Technologies, Inc. (a)	89,331	7,980,831
Zendesk, Inc. (a)	36,588	4,258,477
		$120,691,609
Computer Software - Systems – 3.6%
Q2 Holdings, Inc. (a)	201,402	$16,140,356
Rapid7, Inc. (a)	203,470	22,996,180
		$39,136,536
Construction – 2.8%
AZEK Co., Inc. (a)	429,189	$15,678,274
Latch, Inc. (a)(l)	693,954	7,820,862
Trex Co., Inc. (a)	61,971	6,316,704
		$29,815,840
Consumer Products – 0.6%
Olaplex Holdings, Inc. (a)	260,645	$6,385,803
Consumer Services – 2.9%
Boyd Group Services, Inc.	36,692	$6,806,241
Bright Horizons Family Solutions, Inc. (a)	43,724	6,096,000
European Wax Center, Inc., “A” (a)	335,349	9,393,126
F45 Training Holdings, Inc. (a)	629,161	9,412,249
		$31,707,616
Electrical Equipment – 3.2%
Advanced Drainage Systems, Inc.	74,885	$8,100,311
Generac Holdings, Inc. (a)	12,755	5,212,586
Littlefuse, Inc.	23,168	6,331,119
Sensata Technologies Holding PLC (a)	265,871	14,548,461
		$34,192,477
Electronics – 1.7%
Advanced Energy Industries, Inc.	170,985	$15,003,934
Oxford Nanopore Technologies PLC (a)(w)	434,723	3,588,279
		$18,592,213
Entertainment – 1.0%
Manchester United PLC, “A” (l)	561,947	$10,884,913
Food & Beverages – 2.2%
Duckhorn Portfolio, Inc. (a)	282,910	$6,475,810
Dutch Bros, Inc., “A” (a)	167,247	7,245,140
Laird Superfood, Inc. (a)(l)	58,395	1,114,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Oatly Group AB, ADR (a)	574,879	$8,692,170
		$23,527,297
Gaming & Lodging – 1.8%
Genius Sports Ltd. (a)	594,286	$11,089,377
Penn National Gaming, Inc. (a)	109,902	7,963,499
		$19,052,876
Leisure & Toys – 1.3%
Malibu Boats, Inc., “A” (a)	201,159	$14,077,107
Machinery & Tools – 1.6%
Ritchie Bros. Auctioneers, Inc.	283,531	$17,482,521
Medical & Health Technology & Services – 7.2%
Certara, Inc. (a)	388,390	$12,855,709
Charles River Laboratories International, Inc. (a)	17,367	7,166,840
Guardant Health, Inc. (a)	33,665	4,208,462
Health Catalyst, Inc. (a)	5,069	253,501
HealthEquity, Inc. (a)	144,715	9,371,743
ICON PLC (a)	49,974	13,094,187
LifeStance Health Group, Inc. (a)	612,806	8,885,687
Syneos Health, Inc. (a)	185,826	16,256,058
Talkspace, Inc. (a)(l)	1,537,632	5,612,357
		$77,704,544
Medical Equipment – 4.3%
Acutus Medical, Inc. (a)(l)	288,536	$2,550,658
Gerresheimer AG	125,466	12,317,764
Maravai Lifesciences Holdings, Inc., “A” (a)	206,726	10,146,112
Nevro Corp. (a)	63,035	7,336,013
OptiNose, Inc. (a)(l)	421,976	1,265,928
Outset Medical, Inc. (a)	107,323	5,306,049
PROCEPT BioRobotics Corp. (a)	93,638	3,572,290
Silk Road Medical, Inc. (a)	63,571	3,498,312
		$45,993,126
Network & Telecom – 1.5%
CoreSite Realty Corp., REIT	117,276	$16,247,417
Other Banks & Diversified Financials – 1.5%
Bank OZK	123,131	$5,292,170
First Interstate BancSystem, Inc.	30,606	1,232,198
Prosperity Bancshares, Inc.	130,014	9,247,896
		$15,772,264
Pharmaceuticals – 2.1%
Annexon, Inc. (a)	168,624	$3,138,093
Collegium Pharmaceutical, Inc. (a)	173,962	3,434,010
Harmony Biosciences Holdings (a)	155,520	5,961,082
SpringWorks Therapeutics, Inc. (a)	92,060	5,840,286
Turning Point Therapeutics, Inc. (a)	64,898	4,311,174
		$22,684,645
Pollution Control – 1.0%
GFL Environmental, Inc.	281,700	$10,465,155

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.6%
Big Yellow Group PLC, REIT	464,282	$8,688,608
Industrial Logistics Properties Trust, REIT	167,008	4,243,673
Innovative Industrial Properties, Inc., REIT	43,472	10,049,422
STAG Industrial, Inc., REIT	390,902	15,342,904
		$38,324,607
Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	480,306	$14,020,132
Rogers Corp. (a)	48,409	9,027,310
		$23,047,442
Specialty Stores – 5.2%
ACV Auctions, Inc. (a)	737,451	$13,192,998
Leslie's, Inc. (a)	807,511	16,586,276
Petco Health & Wellness Co., Inc. (a)	390,138	8,231,912
ThredUp, Inc. (a)	411,456	8,924,481
Vroom, Inc. (a)	382,060	8,432,064
		$55,367,731
Trucking – 2.9%
CryoPort, Inc. (a)	162,126	$10,783,000
Knight-Swift Transportation Holdings, Inc.	242,213	12,389,195
Schneider National, Inc.	331,084	7,528,850
		$30,701,045
Utilities - Electric Power – 1.8%
Array Technologies, Inc. (a)	396,589	$7,344,828
Shoals Technologies Group, Inc. (a)	440,116	12,270,434
		$19,615,262
Total Common Stocks		$1,053,796,381
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	27,416,606	$27,416,606
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	1,877,024	$1,877,024

Other Assets, Less Liabilities – (0.9)%		(9,166,048)
Net Assets – 100.0%		$1,073,923,963
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,416,606 and $1,055,673,405, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$870,464,796	$6,012,565	$—	$876,477,361
United Kingdom	55,730,378	17,052,717	—	72,783,095
Canada	51,645,367	—	—	51,645,367
India	13,643,831	—	—	13,643,831
Ireland	13,094,187	—	—	13,094,187
Germany	—	12,317,764	—	12,317,764
Philippines	7,779,294	—	—	7,779,294
Switzerland	3,335,602	—	—	3,335,602
Sweden	2,719,880	—	—	2,719,880
Mutual Funds	29,293,630	—	—	29,293,630
Total	$1,047,706,965	$35,383,046	$—	$1,083,090,011
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At September 30, 2021, the value of securities loaned was $2,361,907. These loans were collateralized by cash of $1,877,024 and U.S. Treasury Obligations (held by the lending agent) of $641,219.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,899,306	$316,478,759	$320,961,459	$31	$(31)	$27,416,606
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,328	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.